UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2004

Check here if Amendment ; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     230 Park Avenue, 7th Floor     New York     New York     10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua G. Welch
Title:     Managing Member
Phone:     212-499-2938

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch             New York, NY          15th day of November, 2004
------------------------------
[Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         3

Form 13F Information Table Entry Total:                   20

Form 13F Information Table Value Total:            $  32,517
                                                   ---------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                    Form 13F File Number            Name
--                     --------------------            ----
1.                     028-10412                       Vicuna Master US L.P.
2.                     028-10414                       Vicuna Partners LLC
3.                     028-10415                       Joshua G. Welch


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

                           FORM 13F INFORMATION TABLE
                                                   VALUE     SHARES/   SH/  PUT/    INVSTMT    OTHER            VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT   PRN  CALL    DSCRETN    MANAGERS     SOLE     SHARED     NONE
--------------           --------------   -----   --------   -------   ---  ----    -------    --------     ----     ------     ----
CNA FINANCIAL CORP           COM        126117100   1,585      66000    SH       SHARED-DEFINED    123      66000
MERCURY GENERAL CORP         COM        589400100   6,310     119300    SH       SHARED-DEFINED    123     119300
PAPA JOHNS INTERNATIONAL     COM        698813102     814      26500    SH       SHARED-DEFINED    123      26500
SNAP-ON INC                  COM        833034101   1,243      45100    SH       SHARED-DEFINED    123      45100
LIMITED BRANDS INC           COM        532716107     724      32500    SH       SHARED-DEFINED    123      32500
KMART HOLDING INC            COM        498780105   2,100      24000    SH       SHARED-DEFINED    123      24000
CARMAX INC                   COM        143130102   1,767      82000    SH       SHARED-DEFINED    123      82000
BERKSHIRE HATAHAWAY INC CL B COM CL B   084670207     703        245    SH       SHARED-DEFINED    123        245
CBRL GROUP INC               COM        12489V106   4,149     115000    SH       SHARED-DEFINED    123     115000
FAMOUS DAVES OF AMERICA INC  COM        307068106   2,382     319700    SH       SHARED-DEFINED    123     319700
INTERNATIONAL SPEEDWAY
   CORP CL A                 COM CL A   460335201   1,477      29600    SH       SHARED-DEFINED    123      29600
MARTHA STEWART LIVING
   OMNIMEDIA INC CL A        COM CL A   573083102   1,808     115162    SH       SHARED-DEFINED    123     115162
PEGASUS COMMUNICATIONS       COM CL A   705904605   1,163     153800    SH       SHARED-DEFINED    123     153800
SEARS ROEBUCK & CO           COM        812387108   1,327      33300    SH       SHARED-DEFINED    123      33300
PIER 1 IMPORTS               COM        720279108     958      53000    SH       SHARED-DEFINED    123      53000
AUTONATION INC               COM        05329W102     734      43000    SH       SHARED-DEFINED    123      43000
AUTOZONE INC                 COM        053332102   2,047      26500    SH       SHARED-DEFINED    123      26500
CARDINAL HEALTH INC          COM        14149Y108     427       9750    SH       SHARED-DEFINED    123       9750
ENSTAR GROUP INC             COM        29358R107     322       6500    SH       SHARED-DEFINED    123       6500
MOHAWK GROUP INDUSTRIES INC  COM        608190104     476       6000    SH       SHARED-DEFINED    123       6000
                                                   32,517